Quarterly Holdings Report
for

Fidelity® Series Large Cap Value Index Fund

April 30, 2019

XS6-QTLY-0619
1.967968.105

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
COMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	2,269,907	$70,276,321
CenturyLink, Inc.	291,858	3,333,018
Verizon Communications, Inc.	1,292,544	73,920,591
		147,529,930
Entertainment - 0.9%
Cinemark Holdings, Inc.	34,099	1,433,863
Lions Gate Entertainment Corp.:
Class A	9,204	134,286
Class B	29,055	395,148
Take-Two Interactive Software, Inc. (a)	14,484	1,402,486
The Madison Square Garden Co. (a)	5,281	1,649,996
The Walt Disney Co.	212,188	29,063,390
Viacom, Inc.:
Class A (b)	3,190	110,534
Class B (non-vtg.)	108,217	3,128,553
Zynga, Inc. (a)	243,627	1,378,929
		38,697,185
Interactive Media & Services - 0.0%
Zillow Group, Inc.:
Class A (a)	4,945	164,223
Class C (a)(b)	10,676	356,578
		520,801
Media - 2.4%
Charter Communications, Inc. Class A (a)	15,550	5,772,005
Comcast Corp. Class A	1,403,816	61,108,110
Discovery Communications, Inc.:
Class A (a)(b)	48,998	1,514,038
Class C (non-vtg.) (a)	105,442	3,032,512
DISH Network Corp. Class A (a)	70,727	2,483,932
Fox Corp.:
Class A (a)	106,733	4,161,520
Class B (a)	51,927	1,999,190
GCI Liberty, Inc. (a)	32,102	1,913,921
Interpublic Group of Companies, Inc.	109,883	2,527,309
John Wiley & Sons, Inc. Class A	14,112	651,692
Liberty Broadband Corp.:
Class A (a)	8,127	799,616
Class C (a)	31,833	3,142,235
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	62,856	2,439,441
Liberty Media Class A (a)(b)	7,907	298,568
Liberty SiriusXM Series A (a)	23,306	930,842
Liberty SiriusXM Series C (a)	52,632	2,113,701
News Corp.:
Class A	121,686	1,511,340
Class B	24,856	310,451
Omnicom Group, Inc.	24,038	1,923,761
Tribune Media Co. Class A	27,889	1,288,472
		99,922,656
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)	208,547	1,163,692
T-Mobile U.S., Inc. (a)	33,977	2,479,981
Telephone & Data Systems, Inc.	31,493	1,003,997
U.S. Cellular Corp. (a)	4,180	201,058
		4,848,728

TOTAL COMMUNICATION SERVICES		291,519,300

CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.2%
Adient PLC	29,797	688,311
Aptiv PLC	10,931	936,787
BorgWarner, Inc.	62,408	2,606,782
Garrett Motion, Inc. (a)	9,011	169,407
Gentex Corp.	26,841	618,148
Lear Corp.	16,895	2,415,985
The Goodyear Tire & Rubber Co.	74,189	1,425,171
Visteon Corp. (a)	3,385	223,478
		9,084,069
Automobiles - 0.7%
Ford Motor Co.	1,220,014	12,749,146
General Motors Co.	407,860	15,886,147
Harley-Davidson, Inc.	51,910	1,932,609
Thor Industries, Inc.	2,781	183,184
		30,751,086
Distributors - 0.2%
Genuine Parts Co.	43,553	4,465,925
LKQ Corp. (a)	84,114	2,531,831
		6,997,756
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	2,823	361,767
Graham Holdings Co.	1,316	978,354
H&R Block, Inc.	53,632	1,459,327
Service Corp. International	29,358	1,221,586
		4,021,034
Hotels, Restaurants & Leisure - 2.0%
ARAMARK Holdings Corp.	77,840	2,419,267
Caesars Entertainment Corp. (a)(b)	181,460	1,698,466
Carnival Corp.	124,233	6,815,422
Darden Restaurants, Inc.	19,584	2,303,078
Extended Stay America, Inc. unit	24,101	431,649
Hyatt Hotels Corp. Class A	12,619	968,256
International Game Technology PLC (b)	29,625	433,414
Las Vegas Sands Corp.	42,802	2,869,874
McDonald's Corp.	195,680	38,660,498
MGM Mirage, Inc.	139,916	3,725,963
Norwegian Cruise Line Holdings Ltd. (a)	67,145	3,786,307
Royal Caribbean Cruises Ltd.	51,532	6,232,280
U.S. Foods Holding Corp. (a)	64,559	2,359,631
Yum China Holdings, Inc.	103,433	4,917,205
Yum! Brands, Inc.	67,522	7,048,622
		84,669,932
Household Durables - 0.4%
D.R. Horton, Inc.	44,880	1,988,633
Garmin Ltd.	34,833	2,986,581
Leggett & Platt, Inc.	41,729	1,642,453
Lennar Corp.:
Class A	41,633	2,166,165
Class B	2,307	96,248
Mohawk Industries, Inc. (a)	18,624	2,537,520
Newell Brands, Inc.	138,155	1,986,669
PulteGroup, Inc.	54,688	1,720,484
Toll Brothers, Inc.	21,199	807,682
Whirlpool Corp.	18,862	2,618,423
		18,550,858
Internet & Direct Marketing Retail - 0.2%
eBay, Inc.	210,543	8,158,541
Liberty Interactive Corp. QVC Group Series A (a)	132,192	2,253,874
		10,412,415
Leisure Products - 0.1%
Brunswick Corp.	24,938	1,277,075
Hasbro, Inc.	7,989	813,760
Mattel, Inc. (a)(b)	85,399	1,041,014
		3,131,849
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	60,930	6,780,290
Kohl's Corp.	49,982	3,553,720
Macy's, Inc.	97,476	2,294,585
Target Corp.	164,401	12,727,925
		25,356,520
Specialty Retail - 0.5%
Advance Auto Parts, Inc.	14,723	2,448,729
AutoNation, Inc. (a)	17,473	732,643
AutoZone, Inc. (a)	1,009	1,037,565
Best Buy Co., Inc.	52,644	3,917,240
CarMax, Inc. (a)(b)	21,348	1,662,155
Dick's Sporting Goods, Inc.	22,784	843,008
Foot Locker, Inc.	35,755	2,045,544
Gap, Inc.	64,550	1,683,464
L Brands, Inc.	59,220	1,518,401
Michaels Companies, Inc. (a)	25,298	284,350
Penske Automotive Group, Inc.	11,287	518,299
Tiffany & Co., Inc.	30,511	3,289,696
Williams-Sonoma, Inc. (b)	19,711	1,126,878
		21,107,972
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd. (a)	20,646	910,076
Columbia Sportswear Co.	8,415	841,248
PVH Corp.	22,435	2,893,891
Ralph Lauren Corp.	16,658	2,191,860
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	22,014	696,963
Tapestry, Inc.	73,728	2,379,203
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	14,256	329,171
Class C (non-vtg.) (a)(b)	10,694	221,580
VF Corp.	23,718	2,239,216
		12,703,208

TOTAL CONSUMER DISCRETIONARY		226,786,699

CONSUMER STAPLES - 7.6%
Beverages - 0.5%
Molson Coors Brewing Co. Class B	53,161	3,412,405
PepsiCo, Inc.	50,290	6,439,635
The Coca-Cola Co.	268,494	13,172,316
		23,024,356
Food & Staples Retailing - 1.6%
Casey's General Stores, Inc.	11,571	1,531,422
Kroger Co.	248,361	6,402,747
Walgreens Boots Alliance, Inc.	251,690	13,483,033
Walmart, Inc.	438,690	45,114,880
		66,532,082
Food Products - 2.0%
Archer Daniels Midland Co.	174,645	7,789,167
Bunge Ltd.	44,848	2,350,484
Campbell Soup Co. (b)	17,503	677,191
Conagra Brands, Inc.	149,063	4,588,159
Flowers Foods, Inc.	57,107	1,241,506
General Mills, Inc.	176,130	9,065,411
Hormel Foods Corp.	83,395	3,330,796
Ingredion, Inc.	21,105	1,999,699
Kellogg Co.	39,566	2,385,830
Lamb Weston Holdings, Inc.	45,020	3,153,651
McCormick & Co., Inc. (non-vtg.)	35,789	5,510,432
Mondelez International, Inc.	445,965	22,677,320
Pilgrim's Pride Corp. (a)	16,852	453,487
Post Holdings, Inc. (a)	8,704	981,637
Seaboard Corp.	83	373,133
The Hain Celestial Group, Inc. (a)(b)	29,138	635,791
The Hershey Co.	4,024	502,396
The J.M. Smucker Co.	33,854	4,151,516
The Kraft Heinz Co.	186,667	6,204,811
TreeHouse Foods, Inc. (a)	17,342	1,161,567
Tyson Foods, Inc. Class A	90,456	6,785,105
		86,019,089
Household Products - 2.4%
Church & Dwight Co., Inc.	11,838	887,258
Clorox Co.	5,318	849,444
Colgate-Palmolive Co.	216,208	15,737,780
Energizer Holdings, Inc.	8,528	408,406
Kimberly-Clark Corp.	14,238	1,827,874
Procter & Gamble Co.	778,693	82,915,231
Spectrum Brands Holdings, Inc. (b)	7,083	436,100
		103,062,093
Personal Products - 0.1%
Coty, Inc. Class A (b)	99,376	1,075,248
Herbalife Nutrition Ltd. (a)	28,323	1,496,871
Nu Skin Enterprises, Inc. Class A	12,115	616,290
		3,188,409
Tobacco - 1.0%
Philip Morris International, Inc.	485,425	42,018,388

TOTAL CONSUMER STAPLES		323,844,417

ENERGY - 9.2%
Energy Equipment & Services - 0.7%
Baker Hughes, a GE Co. Class A	159,165	3,823,143
Helmerich & Payne, Inc.	33,806	1,978,327
Nabors Industries Ltd.	110,207	385,725
National Oilwell Varco, Inc.	116,720	3,051,061
Patterson-UTI Energy, Inc.	68,243	927,422
RPC, Inc. (b)	11,454	117,862
Schlumberger Ltd.	431,454	18,414,457
Transocean Ltd. (United States) (a)(b)	164,468	1,292,718
Weatherford International PLC (a)(b)	317,152	175,480
		30,166,195
Oil, Gas & Consumable Fuels - 8.5%
Anadarko Petroleum Corp.	103,991	7,575,744
Antero Resources Corp. (a)	35,897	260,253
Apache Corp.	109,734	3,611,346
Cabot Oil & Gas Corp.	35,805	926,991
Centennial Resource Development, Inc. Class A (a)(b)	58,286	613,752
Cheniere Energy, Inc. (a)	22,430	1,443,371
Chesapeake Energy Corp. (a)(b)	289,925	843,682
Chevron Corp.	595,032	71,439,542
Cimarex Energy Co.	27,768	1,906,551
CNX Resources Corp. (a)	62,156	556,918
Concho Resources, Inc.	52,470	6,053,989
ConocoPhillips Co.	354,977	22,406,148
Continental Resources, Inc. (a)	14,420	663,176
Devon Energy Corp.	143,554	4,613,826
Diamondback Energy, Inc.	40,305	4,288,049
EOG Resources, Inc.	160,425	15,408,821
EQT Corp.	80,882	1,654,037
Equitrans Midstream Corp.	67,519	1,406,421
Extraction Oil & Gas, Inc. (a)(b)	35,219	165,529
Exxon Mobil Corp.	1,323,714	106,267,760
Hess Corp.	80,550	5,164,866
HollyFrontier Corp.	48,334	2,306,982
Kinder Morgan, Inc.	612,317	12,166,739
Kosmos Energy Ltd.	65,468	437,981
Marathon Oil Corp.	254,814	4,342,031
Marathon Petroleum Corp.	210,549	12,816,118
Murphy Oil Corp.	52,249	1,423,263
Noble Energy, Inc.	147,135	3,981,473
Occidental Petroleum Corp.	236,843	13,945,316
ONEOK, Inc.	74,071	5,031,643
Parsley Energy, Inc. Class A (a)	25,851	515,986
PBF Energy, Inc. Class A	37,929	1,273,656
Phillips 66 Co.	129,251	12,184,492
Pioneer Natural Resources Co.	23,424	3,899,159
QEP Resources, Inc. (a)	75,240	565,805
Range Resources Corp. (b)	67,158	607,108
SM Energy Co.	35,348	563,094
Targa Resources Corp.	68,350	2,744,253
The Williams Companies, Inc.	374,090	10,597,970
Valero Energy Corp.	133,198	12,075,731
Whiting Petroleum Corp. (a)	28,560	782,258
WPX Energy, Inc. (a)	126,427	1,756,071
		361,287,901

TOTAL ENERGY		391,454,096

FINANCIALS - 22.6%
Banks - 11.1%
Associated Banc-Corp.	52,280	1,186,233
Bank of America Corp.	2,809,359	85,910,198
Bank of Hawaii Corp.	13,112	1,080,167
Bank OZK	38,640	1,261,596
BankUnited, Inc.	30,952	1,132,224
BB&T Corp.	240,478	12,312,474
BOK Financial Corp.	8,364	728,839
CIT Group, Inc.	32,149	1,712,577
Citigroup, Inc.	737,886	52,168,540
Citizens Financial Group, Inc.	149,150	5,399,230
Comerica, Inc.	48,378	3,802,027
Commerce Bancshares, Inc.	31,732	1,917,565
Cullen/Frost Bankers, Inc.	17,970	1,827,369
East West Bancorp, Inc.	42,531	2,189,496
Fifth Third Bancorp	234,031	6,744,773
First Citizens Bancshares, Inc.	2,471	1,107,626
First Hawaiian, Inc.	41,968	1,160,415
First Horizon National Corp.	100,446	1,515,730
First Republic Bank	52,082	5,500,901
FNB Corp., Pennsylvania	102,814	1,247,134
Huntington Bancshares, Inc.	331,633	4,616,331
JPMorgan Chase & Co.	1,031,858	119,747,115
KeyCorp	323,354	5,674,863
M&T Bank Corp.	42,579	7,241,411
PacWest Bancorp	39,103	1,546,524
Peoples United Financial, Inc.	123,269	2,131,321
Pinnacle Financial Partners, Inc.	13,559	787,371
PNC Financial Services Group, Inc.	143,413	19,637,542
Popular, Inc.	31,480	1,816,711
Prosperity Bancshares, Inc.	21,188	1,560,284
Regions Financial Corp.	329,368	5,115,085
Signature Bank	6,200	818,834
Sterling Bancorp	68,068	1,458,017
SunTrust Banks, Inc.	139,213	9,115,667
SVB Financial Group (a)	3,891	979,443
Synovus Financial Corp.	35,863	1,321,910
TCF Financial Corp.	51,121	1,131,308
Texas Capital Bancshares, Inc. (a)	5,825	377,052
U.S. Bancorp	466,959	24,898,254
Umpqua Holdings Corp.	69,809	1,211,884
Webster Financial Corp.	29,100	1,546,083
Wells Fargo & Co.	1,287,296	62,317,999
Western Alliance Bancorp. (a)	12,422	593,523
Wintrust Financial Corp.	17,770	1,354,074
Zions Bancorp NA	58,961	2,908,546
		469,812,266
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	16,726	1,855,248
Ameriprise Financial, Inc.	35,184	5,163,956
Bank of New York Mellon Corp.	277,264	13,768,930
BGC Partners, Inc. Class A	87,011	469,859
BlackRock, Inc. Class A	37,881	18,381,376
Cboe Global Markets, Inc.	2,600	264,186
CME Group, Inc.	97,652	17,469,943
E*TRADE Financial Corp.	57,976	2,937,064
Franklin Resources, Inc.	92,831	3,211,024
Goldman Sachs Group, Inc.	108,755	22,394,830
Interactive Brokers Group, Inc.	2,116	114,772
IntercontinentalExchange, Inc.	85,075	6,920,851
Invesco Ltd.	122,254	2,685,920
Lazard Ltd. Class A	3,183	123,755
Legg Mason, Inc.	26,958	901,745
Morgan Stanley	377,955	18,236,329
Northern Trust Corp.	44,842	4,419,179
Raymond James Financial, Inc.	26,907	2,463,874
State Street Corp.	109,568	7,413,371
T. Rowe Price Group, Inc.	5,180	556,850
The NASDAQ OMX Group, Inc.	35,738	3,295,044
		133,048,106
Consumer Finance - 0.9%
Ally Financial, Inc.	121,259	3,602,605
American Express Co.	69,628	8,162,490
Capital One Financial Corp.	133,227	12,367,462
Credit Acceptance Corp. (a)	290	143,904
Discover Financial Services	54,356	4,429,470
Navient Corp.	77,712	1,049,889
OneMain Holdings, Inc.	22,596	767,586
Santander Consumer U.S.A. Holdings, Inc.	32,054	684,353
SLM Corp.	138,578	1,407,952
Synchrony Financial	144,859	5,022,262
		37,637,973
Diversified Financial Services - 2.8%
AXA Equitable Holdings, Inc.	75,796	1,719,811
Berkshire Hathaway, Inc. Class B (a)	529,712	114,793,888
Jefferies Financial Group, Inc.	87,701	1,804,010
Voya Financial, Inc.	44,654	2,451,058
		120,768,767
Insurance - 4.3%
AFLAC, Inc.	233,378	11,757,584
Alleghany Corp. (a)	3,846	2,526,360
Allstate Corp.	103,453	10,248,054
American Financial Group, Inc.	21,015	2,175,683
American International Group, Inc.	239,099	11,373,939
American National Insurance Co.	2,356	266,911
Arch Capital Group Ltd. (a)	100,929	3,409,382
Arthur J. Gallagher & Co.	55,913	4,675,445
Assurant, Inc.	19,016	1,806,520
Assured Guaranty Ltd.	33,056	1,576,771
Athene Holding Ltd. (a)	50,589	2,284,599
Axis Capital Holdings Ltd.	23,320	1,325,742
Brighthouse Financial, Inc. (a)	38,255	1,598,676
Brown & Brown, Inc.	69,729	2,213,896
Chubb Ltd.	143,495	20,835,474
Cincinnati Financial Corp.	47,747	4,592,306
CNA Financial Corp.	8,995	416,738
Erie Indemnity Co. Class A	1,859	351,946
Everest Re Group Ltd.	7,798	1,836,429
First American Financial Corp.	34,558	1,971,879
FNF Group	81,201	3,243,980
Hanover Insurance Group, Inc.	13,496	1,627,753
Hartford Financial Services Group, Inc.	110,534	5,782,034
Lincoln National Corp.	65,027	4,338,601
Loews Corp.	85,701	4,395,604
Markel Corp. (a)	3,841	4,115,670
Marsh & McLennan Companies, Inc.	84,899	8,005,127
Mercury General Corp.	8,698	467,778
MetLife, Inc.	255,538	11,787,968
Old Republic International Corp.	90,203	2,016,939
Principal Financial Group, Inc.	85,015	4,859,457
Prudential Financial, Inc.	129,051	13,641,981
Reinsurance Group of America, Inc.	18,825	2,852,176
RenaissanceRe Holdings Ltd.	11,562	1,796,272
The Travelers Companies, Inc.	66,558	9,567,713
Torchmark Corp.	31,020	2,719,213
Unum Group	64,764	2,391,087
W.R. Berkley Corp.	43,245	2,650,919
White Mountains Insurance Group Ltd.	977	917,442
Willis Group Holdings PLC	40,599	7,484,020
		181,906,068
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	155,759	2,770,953
Annaly Capital Management, Inc.	419,914	4,236,932
Chimera Investment Corp.	59,321	1,137,184
MFA Financial, Inc.	142,306	1,068,718
New Residential Investment Corp.	128,145	2,154,117
Starwood Property Trust, Inc.	85,452	1,969,669
Two Harbors Investment Corp.	78,217	1,084,088
		14,421,661
Thrifts& Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	146,483	1,703,597
TFS Financial Corp.	15,765	262,330
		1,965,927

TOTAL FINANCIALS		959,560,768

HEALTH CARE - 14.3%
Biotechnology - 0.3%
Agios Pharmaceuticals, Inc. (a)(b)	1,047	58,548
Alexion Pharmaceuticals, Inc. (a)	11,598	1,578,836
Alnylam Pharmaceuticals, Inc. (a)	3,455	308,670
Amgen, Inc.	11,862	2,127,094
Biogen, Inc. (a)	3,259	747,093
bluebird bio, Inc. (a)(b)	5,378	762,762
Gilead Sciences, Inc.	101,757	6,618,275
Moderna, Inc. (b)	831	21,631
United Therapeutics Corp. (a)	13,674	1,402,542
		13,625,451
Health Care Equipment & Supplies - 3.9%
Abbott Laboratories	534,988	42,563,645
Baxter International, Inc.	138,546	10,571,060
Becton, Dickinson & Co.	75,200	18,103,648
Boston Scientific Corp. (a)	99,014	3,675,400
Danaher Corp.	196,299	25,997,840
Dentsply Sirona, Inc.	67,583	3,455,519
Hill-Rom Holdings, Inc.	7,392	749,697
Hologic, Inc. (a)	82,215	3,813,132
Integra LifeSciences Holdings Corp. (a)	5,096	265,960
Medtronic PLC	422,914	37,558,992
STERIS PLC	25,613	3,354,791
Teleflex, Inc.	11,388	3,259,018
The Cooper Companies, Inc.	12,566	3,643,135
West Pharmaceutical Services, Inc.	17,909	2,216,955
Zimmer Biomet Holdings, Inc.	63,693	7,844,430
		167,073,222
Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc. (a)(b)	27,554	882,279
Anthem, Inc.	81,216	21,362,244
Cardinal Health, Inc.	92,031	4,482,830
Centene Corp. (a)	15,002	773,503
Cigna Corp.	83,413	13,249,321
Covetrus, Inc. (a)	16,496	542,224
CVS Health Corp.	370,306	20,137,240
DaVita HealthCare Partners, Inc. (a)	19,821	1,094,912
Elanco Animal Health, Inc.	56,474	1,778,931
HCA Holdings, Inc.	24,441	3,109,628
Henry Schein, Inc. (a)	39,715	2,544,143
Humana, Inc.	2,203	562,668
Laboratory Corp. of America Holdings (a)	29,360	4,695,251
McKesson Corp.	52,443	6,253,828
MEDNAX, Inc. (a)	27,856	779,132
Molina Healthcare, Inc. (a)	3,069	397,834
Premier, Inc. (a)(b)	11,179	371,478
Quest Diagnostics, Inc.	41,914	4,039,671
Universal Health Services, Inc. Class B	25,768	3,269,186
Wellcare Health Plans, Inc. (a)	1,079	278,760
		90,605,063
Health Care Technology - 0.1%
Cerner Corp. (a)	52,632	3,497,396
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	99,303	7,795,286
Bio-Rad Laboratories, Inc. Class A (a)	6,736	2,027,064
Bruker Corp.	19,061	735,755
Charles River Laboratories International, Inc. (a)	4,261	598,543
IQVIA Holdings, Inc. (a)	54,178	7,525,324
PerkinElmer, Inc.	33,434	3,204,315
QIAGEN NV (a)	68,049	2,651,189
Thermo Fisher Scientific, Inc.	118,024	32,745,759
Waters Corp. (a)	1,725	368,357
		57,651,592
Pharmaceuticals - 6.5%
Allergan PLC	105,520	15,511,440
Bristol-Myers Squibb Co.	240,836	11,182,015
Catalent, Inc. (a)	35,257	1,580,219
Eli Lilly & Co.	105,519	12,349,944
Jazz Pharmaceuticals PLC (a)	1,516	196,731
Johnson & Johnson	687,790	97,115,948
Merck & Co., Inc.	758,411	59,694,530
Mylan NV (a)	158,082	4,266,633
Perrigo Co. PLC	40,683	1,949,529
Pfizer, Inc.	1,789,994	72,691,656
		276,538,645

TOTAL HEALTH CARE		608,991,369

INDUSTRIALS - 7.9%
Aerospace & Defense - 1.5%
Arconic, Inc.	133,067	2,858,279
Curtiss-Wright Corp.	12,910	1,470,965
General Dynamics Corp.	43,021	7,688,713
Hexcel Corp.	21,281	1,504,780
Huntington Ingalls Industries, Inc.	1,949	433,808
L3 Technologies, Inc.	24,232	5,296,631
Lockheed Martin Corp.	6,813	2,270,977
Teledyne Technologies, Inc. (a)	10,739	2,668,749
Textron, Inc.	62,031	3,287,643
United Technologies Corp.	253,264	36,117,979
		63,598,524
Airlines - 0.7%
Alaska Air Group, Inc.	38,287	2,369,965
American Airlines Group, Inc.	126,630	4,328,213
Copa Holdings SA Class A	9,950	828,437
Delta Air Lines, Inc.	149,046	8,687,891
JetBlue Airways Corp. (a)	97,028	1,799,869
Southwest Airlines Co.	46,735	2,534,439
United Continental Holdings, Inc. (a)	76,080	6,760,469
		27,309,283
Building Products - 0.4%
Allegion PLC	5,200	515,996
Fortune Brands Home & Security, Inc.	26,445	1,395,767
Johnson Controls International PLC	283,655	10,637,063
Lennox International, Inc.	719	195,173
Masco Corp.	29,647	1,158,012
Owens Corning	34,466	1,767,072
Resideo Technologies, Inc. (a)	14,835	336,755
		16,005,838
Commercial Services & Supplies - 0.3%
Clean Harbors, Inc. (a)	16,394	1,245,944
KAR Auction Services, Inc.	2,743	154,925
Republic Services, Inc.	62,336	5,162,668
Stericycle, Inc. (a)	26,389	1,540,854
Waste Management, Inc.	20,658	2,217,430
		10,321,821
Construction & Engineering - 0.2%
AECOM (a)	49,583	1,680,864
Arcosa, Inc.	15,448	480,896
Fluor Corp.	44,677	1,775,017
Jacobs Engineering Group, Inc.	37,766	2,943,482
Quanta Services, Inc.	32,994	1,339,556
Valmont Industries, Inc.	6,883	928,104
		9,147,919
Electrical Equipment - 0.6%
Acuity Brands, Inc.	12,699	1,858,245
AMETEK, Inc.	56,601	4,990,510
Eaton Corp. PLC	136,994	11,345,843
Emerson Electric Co.	54,561	3,873,285
Fortive Corp.	7,673	662,487
GrafTech International Ltd.	18,574	212,672
Hubbell, Inc. Class B	5,620	717,112
Regal Beloit Corp.	13,759	1,170,616
Sensata Technologies, Inc. PLC (a)	23,468	1,171,992
		26,002,762
Industrial Conglomerates - 1.4%
3M Co.	28,890	5,474,944
Carlisle Companies, Inc.	17,733	2,507,801
General Electric Co.	2,690,792	27,365,355
Honeywell International, Inc.	86,559	15,029,239
ITT, Inc.	27,828	1,684,985
Roper Technologies, Inc.	25,667	9,232,420
		61,294,744
Machinery - 1.4%
AGCO Corp.	20,871	1,477,249
Apergy Corp. (a)	24,715	980,938
Caterpillar, Inc.	14,803	2,063,834
Colfax Corp. (a)	26,941	812,810
Crane Co.	15,919	1,353,911
Cummins, Inc.	29,278	4,868,639
Donaldson Co., Inc.	2,736	146,485
Dover Corp.	44,653	4,377,780
Flowserve Corp.	41,673	2,043,227
Gardner Denver Holdings, Inc. (a)	27,005	911,419
Gates Industrial Corp. PLC (a)	14,145	227,452
IDEX Corp.	1,465	229,507
Ingersoll-Rand PLC	34,850	4,272,959
Middleby Corp. (a)(b)	7,204	951,865
Nordson Corp.	1,217	177,621
Oshkosh Corp.	22,200	1,833,498
PACCAR, Inc.	105,015	7,526,425
Parker Hannifin Corp.	32,454	5,876,770
Pentair PLC	49,880	1,944,821
Snap-On, Inc.	16,837	2,833,330
Stanley Black & Decker, Inc.	46,734	6,851,204
Terex Corp.	20,999	699,897
Timken Co.	21,838	1,047,132
Trinity Industries, Inc.	46,345	999,198
Wabtec Corp.	32,276	2,390,683
Xylem, Inc.	25,181	2,100,095
		58,998,749
Marine - 0.0%
Kirby Corp. (a)	18,780	1,534,702
Professional Services - 0.4%
Equifax, Inc.	26,842	3,380,750
IHS Markit Ltd. (a)	119,087	6,818,922
Manpower, Inc.	19,636	1,885,841
Nielsen Holdings PLC	109,529	2,796,275
		14,881,788
Road & Rail - 0.9%
AMERCO	2,227	831,050
CSX Corp.	128,790	10,255,548
Genesee & Wyoming, Inc. Class A (a)	14,517	1,286,932
Kansas City Southern	30,561	3,763,282
Knight-Swift Transportation Holdings, Inc. Class A (b)	40,174	1,339,803
Norfolk Southern Corp.	83,121	16,958,346
Ryder System, Inc.	16,577	1,044,351
Schneider National, Inc. Class B	12,637	264,113
Union Pacific Corp.	18,176	3,217,879
		38,961,304
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	28,604	1,102,970
HD Supply Holdings, Inc. (a)	39,756	1,816,452
MSC Industrial Direct Co., Inc. Class A	7,699	644,021
Univar, Inc. (a)	34,365	767,370
Watsco, Inc.	2,000	316,940
WESCO International, Inc. (a)	14,951	855,795
		5,503,548
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	25,321	1,025,754

TOTAL INDUSTRIALS		334,586,736

INFORMATION TECHNOLOGY - 9.9%
Communications Equipment - 2.1%
Cisco Systems, Inc.	1,417,511	79,309,740
CommScope Holding Co., Inc. (a)	60,455	1,498,075
EchoStar Holding Corp. Class A (a)	15,216	606,358
Juniper Networks, Inc.	103,095	2,862,948
Motorola Solutions, Inc.	44,617	6,465,449
		90,742,570
Electronic Equipment & Components - 0.7%
ADT, Inc. (b)	33,886	223,309
Arrow Electronics, Inc. (a)	26,853	2,269,347
Avnet, Inc.	34,283	1,666,497
Coherent, Inc. (a)	2,179	322,514
Corning, Inc.	246,103	7,838,381
Dell Technologies, Inc. (a)	43,201	2,912,179
Dolby Laboratories, Inc. Class A	19,838	1,283,320
FLIR Systems, Inc.	38,969	2,063,019
Jabil, Inc.	48,166	1,455,095
Keysight Technologies, Inc. (a)	57,954	5,043,737
Littelfuse, Inc.	1,296	260,561
National Instruments Corp.	6,612	311,425
Trimble, Inc. (a)	75,777	3,093,217
		28,742,601
IT Services - 1.2%
Akamai Technologies, Inc. (a)	3,178	254,431
Amdocs Ltd.	44,000	2,423,520
Booz Allen Hamilton Holding Corp. Class A	2,223	131,802
Cognizant Technology Solutions Corp. Class A	17,962	1,310,508
Conduent, Inc. (a)	60,664	778,319
CoreLogic, Inc. (a)	9,567	388,516
DXC Technology Co.	82,689	5,435,975
Elastic NV	494	42,262
Euronet Worldwide, Inc. (a)	7,792	1,167,943
Fidelity National Information Services, Inc.	92,793	10,757,492
Genpact Ltd.	32,016	1,162,181
IBM Corp.	80,643	11,311,794
Leidos Holdings, Inc.	42,894	3,151,851
Sabre Corp.	16,940	351,674
The Western Union Co.	101,776	1,978,525
Worldpay, Inc. (a)	85,459	10,016,649
		50,663,442
Semiconductors & Semiconductor Equipment - 3.7%
Analog Devices, Inc.	97,264	11,305,967
Broadcom, Inc.	50,805	16,176,312
Cypress Semiconductor Corp.	35,375	607,743
First Solar, Inc. (a)	26,102	1,606,056
Intel Corp.	1,406,498	71,787,658
Marvell Technology Group Ltd.	124,217	3,107,909
Micron Technology, Inc. (a)	74,923	3,151,261
NXP Semiconductors NV	99,933	10,554,923
Qorvo, Inc. (a)	37,359	2,824,714
Qualcomm, Inc.	378,538	32,603,478
Skyworks Solutions, Inc.	16,165	1,425,430
Teradyne, Inc.	47,925	2,348,325
		157,499,776
Software - 1.6%
Aspen Technology, Inc. (a)	1,198	146,048
Autodesk, Inc. (a)	11,184	1,993,101
FireEye, Inc. (a)	20,690	331,454
LogMeIn, Inc.	5,438	448,091
Microsoft Corp.	126,001	16,455,731
Nuance Communications, Inc. (a)	90,909	1,529,998
Oracle Corp.	681,041	37,681,999
Pluralsight, Inc.	3,308	117,401
SolarWinds, Inc. (a)	1,533	29,970
SS&C Technologies Holdings, Inc.	4,729	319,964
Symantec Corp.	196,932	4,767,724
Synopsys, Inc. (a)	41,126	4,979,536
Teradata Corp. (a)	10,996	499,988
		69,301,005
Technology Hardware, Storage & Peripherals - 0.6%
Hewlett Packard Enterprise Co.	436,562	6,902,045
HP, Inc.	486,535	9,706,373
NCR Corp. (a)	6,688	193,618
Western Digital Corp.	89,870	4,594,154
Xerox Corp.	64,084	2,137,842
		23,534,032

TOTAL INFORMATION TECHNOLOGY		420,483,426

MATERIALS - 4.0%
Chemicals - 2.7%
Air Products & Chemicals, Inc.	68,390	14,073,978
Albemarle Corp. U.S.	32,064	2,406,724
Ashland Global Holdings, Inc.	19,849	1,598,440
Axalta Coating Systems Ltd. (a)	39,620	1,068,948
Cabot Corp.	18,596	843,886
Celanese Corp. Class A	14,921	1,609,827
CF Industries Holdings, Inc.	70,922	3,175,887
Dow, Inc. (a)	235,845	13,379,487
DowDuPont, Inc.	707,755	27,213,180
Eastman Chemical Co.	41,662	3,286,299
Ecolab, Inc.	43,744	8,052,396
Element Solutions, Inc. (a)	35,341	383,803
FMC Corp.	25,327	2,002,353
Huntsman Corp.	69,483	1,545,302
International Flavors & Fragrances, Inc. (b)	16,846	2,321,210
Linde PLC	70,435	12,696,613
LyondellBasell Industries NV Class A	49,565	4,373,120
NewMarket Corp.	144	60,420
Olin Corp.	52,533	1,139,441
PPG Industries, Inc.	70,694	8,306,545
RPM International, Inc.	32,813	1,990,108
The Mosaic Co.	107,532	2,807,661
The Scotts Miracle-Gro Co. Class A	6,504	552,970
Valvoline, Inc.	59,938	1,108,853
W.R. Grace & Co.	5,414	409,190
Westlake Chemical Corp.	892	62,217
		116,468,858
Construction Materials - 0.1%
Eagle Materials, Inc.	1,715	155,911
Martin Marietta Materials, Inc.	1,661	368,576
nVent Electric PLC	51,242	1,432,214
Vulcan Materials Co.	2,513	316,914
		2,273,615
Containers & Packaging - 0.6%
Aptargroup, Inc.	19,801	2,202,663
Ardagh Group SA	5,883	81,656
Ball Corp.	104,107	6,240,174
Bemis Co., Inc.	28,834	1,655,648
Berry Global Group, Inc. (a)	20,705	1,217,454
Graphic Packaging Holding Co.	79,025	1,096,867
International Paper Co.	111,889	5,237,524
Owens-Illinois, Inc.	50,714	1,002,109
Sealed Air Corp.	22,419	1,045,174
Silgan Holdings, Inc.	16,333	489,010
Sonoco Products Co.	31,315	1,974,724
WestRock Co.	76,035	2,918,223
		25,161,226
Metals & Mining - 0.6%
Alcoa Corp. (a)	59,521	1,588,020
Freeport-McMoRan, Inc.	448,466	5,520,616
Newmont Goldcorp Corp.	254,544	7,906,137
Nucor Corp.	93,938	5,361,042
Reliance Steel & Aluminum Co.	21,758	2,000,866
Royal Gold, Inc.	12,202	1,062,306
Steel Dynamics, Inc.	59,390	1,881,475
United States Steel Corp.	56,153	875,987
		26,196,449
Paper & Forest Products - 0.0%
Domtar Corp.	19,882	972,230

TOTAL MATERIALS		171,072,378

REAL ESTATE - 4.9%
Equity Real Estate Investment Trusts (REITs) - 4.8%
Alexandria Real Estate Equities, Inc.	31,379	4,468,056
American Campus Communities, Inc.	43,381	2,047,583
American Homes 4 Rent Class A	82,342	1,974,561
Apartment Investment & Management Co. Class A	47,857	2,362,222
Apple Hospitality (REIT), Inc.	68,984	1,134,787
AvalonBay Communities, Inc.	42,768	8,593,374
Boston Properties, Inc.	47,381	6,520,573
Brandywine Realty Trust (SBI)	55,924	860,670
Brixmor Property Group, Inc.	96,066	1,717,660
Brookfield Property REIT, Inc. Class A	39,963	832,429
Camden Property Trust (SBI)	28,278	2,846,181
Colony Capital, Inc.	144,836	744,457
Columbia Property Trust, Inc.	37,673	855,554
Corporate Office Properties Trust (SBI)	32,869	916,388
Crown Castle International Corp.	32,193	4,049,236
CubeSmart	59,041	1,883,998
CyrusOne, Inc.	33,332	1,856,259
DDR Corp.	48,600	643,464
Digital Realty Trust, Inc.	64,093	7,544,387
Douglas Emmett, Inc.	51,145	2,106,663
Duke Realty Corp.	106,392	3,310,919
Empire State Realty Trust, Inc.	45,147	697,973
EPR Properties	23,481	1,851,712
Equity Commonwealth	37,391	1,189,034
Equity Residential (SBI)	111,806	8,544,215
Essex Property Trust, Inc.	20,436	5,773,170
Extra Space Storage, Inc.	5,169	535,974
Federal Realty Investment Trust (SBI)	21,640	2,896,514
Gaming & Leisure Properties	41,091	1,659,255
HCP, Inc.	147,131	4,381,561
Healthcare Trust of America, Inc.	65,683	1,811,537
Highwoods Properties, Inc. (SBI)	32,371	1,443,099
Hospitality Properties Trust (SBI)	51,827	1,347,502
Host Hotels & Resorts, Inc.	225,915	4,346,605
Hudson Pacific Properties, Inc.	43,049	1,500,688
Invitation Homes, Inc.	108,878	2,706,707
Iron Mountain, Inc.	86,620	2,813,418
JBG SMITH Properties	33,313	1,417,468
Kilroy Realty Corp.	31,460	2,419,589
Kimco Realty Corp.	129,505	2,252,092
Lamar Advertising Co. Class A	2,499	206,592
Liberty Property Trust (SBI)	46,964	2,331,293
Life Storage, Inc.	13,777	1,312,810
Medical Properties Trust, Inc.	117,431	2,050,345
Mid-America Apartment Communities, Inc.	34,404	3,764,142
National Retail Properties, Inc.	50,445	2,654,416
Omega Healthcare Investors, Inc.	57,824	2,046,391
Outfront Media, Inc.	44,132	1,051,666
Paramount Group, Inc.	65,127	943,690
Park Hotels & Resorts, Inc.	64,010	2,053,441
Prologis, Inc.	196,258	15,047,101
Rayonier, Inc.	41,071	1,305,647
Realty Income Corp.	90,454	6,332,685
Regency Centers Corp.	45,493	3,055,765
Retail Properties America, Inc.	68,497	841,828
Senior Housing Properties Trust (SBI)	74,894	601,399
Simon Property Group, Inc.	8,057	1,399,501
SL Green Realty Corp.	25,759	2,275,550
Spirit Realty Capital, Inc.	27,251	1,102,575
Store Capital Corp.	61,025	2,033,353
Sun Communities, Inc.	25,341	3,118,970
The Macerich Co.	43,317	1,738,744
UDR, Inc.	84,009	3,776,205
Uniti Group, Inc.	53,489	587,844
Ventas, Inc.	110,856	6,774,410
VEREIT, Inc.	308,887	2,551,407
VICI Properties, Inc.	122,427	2,791,336
Vornado Realty Trust	52,460	3,627,084
Weingarten Realty Investors (SBI)	38,032	1,100,646
Welltower, Inc.	116,339	8,670,746
Weyerhaeuser Co.	231,699	6,209,533
WP Carey, Inc.	48,597	3,854,714
		204,069,363
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	48,747	2,538,256
Howard Hughes Corp. (a)	7,354	816,294
Jones Lang LaSalle, Inc.	14,442	2,232,300
Realogy Holdings Corp. (b)	37,455	487,664
Retail Value, Inc.	4,860	162,810
		6,237,324

TOTAL REAL ESTATE		210,306,687

UTILITIES - 6.2%
Electric Utilities - 3.7%
Alliant Energy Corp.	69,718	3,292,781
American Electric Power Co., Inc.	155,754	13,324,755
Duke Energy Corp.	224,613	20,466,737
Edison International	99,038	6,315,653
Entergy Corp.	55,921	5,418,745
Evergy, Inc.	81,009	4,683,940
Eversource Energy	98,232	7,039,305
Exelon Corp.	304,136	15,495,729
FirstEnergy Corp.	149,414	6,279,870
Hawaiian Electric Industries, Inc.	34,472	1,429,899
NextEra Energy, Inc.	150,222	29,209,166
OGE Energy Corp.	58,543	2,478,711
PG&E Corp. (a)	160,875	3,622,905
Pinnacle West Capital Corp.	33,333	3,175,635
PPL Corp.	225,524	7,038,604
Southern Co.	322,778	17,178,245
Vistra Energy Corp.	122,706	3,343,739
Xcel Energy, Inc.	158,423	8,950,900
		158,745,319
Gas Utilities - 0.2%
Atmos Energy Corp.	34,894	3,571,052
National Fuel Gas Co.	25,862	1,531,289
UGI Corp.	52,940	2,885,759
		7,988,100
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	89,826	3,698,136
The AES Corp.	205,177	3,512,630
		7,210,766
Multi-Utilities - 1.9%
Ameren Corp.	75,430	5,489,041
Avangrid, Inc.	17,868	915,020
CenterPoint Energy, Inc.	155,316	4,814,796
CMS Energy Corp.	87,129	4,840,016
Consolidated Edison, Inc.	96,984	8,356,141
Dominion Resources, Inc.	237,927	18,527,375
DTE Energy Co.	56,749	7,133,917
MDU Resources Group, Inc.	61,786	1,615,704
NiSource, Inc.	113,250	3,146,085
Public Service Enterprise Group, Inc.	157,898	9,418,616
Sempra Energy	85,625	10,955,719
WEC Energy Group, Inc.	98,687	7,740,021
		82,952,451
Water Utilities - 0.2%
American Water Works Co., Inc.	57,075	6,174,944
Aqua America, Inc.	66,493	2,597,217
		8,772,161

TOTAL UTILITIES		265,668,797

TOTAL COMMON STOCKS
(Cost $3,530,551,940)		4,204,274,673

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 2.49% (c)	33,298,701	33,305,361
Fidelity Securities Lending Cash Central Fund 2.49% (c)(d)	21,112,207	21,114,318
TOTAL MONEY MARKET FUNDS
(Cost $54,419,302)		54,419,679
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $3,584,971,242)		4,258,694,352
NET OTHER ASSETS (LIABILITIES) - (0.1)%(e)		(3,511,451)
NET ASSETS - 100%		$4,255,182,901

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	346	June 2019	$51,009,050	$944,530	$944,530

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $1,745,100 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$106,971
Fidelity Securities Lending Cash Central Fund	78,583
Total	$185,554

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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